Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Azzad Ethical Fund
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,520	$ 13,521	$ 15,041	$ 16,791	$ 22,925	$ 16,859	$ 21,354	$ 22,562	$ 22,878	$ 25,638
Azzad Wise Capital Fund
Account Value [Line Items]
Accumulated Value	10,000	10,106	10,210	10,581	10,825	11,291	10,906	11,223	11,722	12,337	12,750
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,853	13,604	14,826	15,794	22,770	19,612	23,330	28,725	33,118	40,677
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,704	13,871	15,805	17,688	25,430	17,909	22,052	25,371	32,092	34,072
Bloomberg U.S. Aggregate Bond
Account Value [Line Items]
Accumulated Value	10,000	9,969	9,930	10,711	11,647	11,608	10,413	10,316	10,587	11,230	11,656
Bloomberg Intermediate US Gov/Credit Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,033	$ 10,059	$ 10,490	$ 10,930	$ 10,988	$ 10,591	$ 10,645	$ 11,170	$ 11,833	$ 12,211